Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019	Jun. 30, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (89,478)	$ (81,286)
Leases	(9,836)	(7,460)		$ (5,775)
Sub-total	99,314	(81,286)
Cash and cash equivalents	129,328	50,426	$ 37,763		$ 45,761
Net Debt	30,014	(30,860)
Cash Flows	5,443
Liabilities from financing activities, Leases	2,078
Liabilities from financing activities, Sub-total	7,521
Net increase/(decrease) in cash and cash equivalents	77,406	12,818	(7,552)
Cash Flows, Total	84,927
Remeasurement of borrowing arrangements	607
Other Changes	(16,299)
Increase decrease in borrowing liabilities classified as financing activities	(14,242)
Increase (decrease)in lease liabilities arising from financing activities	(2,057)
Acquisition - leases	(4,083)
Foreign exchange adjustments	1,496	$ (155)	$ (446)
Foreign exchange adjustments	1
Foreign exchange adjustments	$ 1,497
Previously Reported
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings				(81,286)
Leases				(5,775)
Sub-total				(87,061)
Cash and cash equivalents				50,426
Net Debt				(36,635)
Recognized on adoption of IFRS 16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Leases				(5,775)
Sub-total				(5,775)
Net Debt				$ (5,775)